Accounts payable and accrued liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Accounts payable and accrued liabilities.
Summary of accounts payable and accrued liabilities

As at October 31	2023	2022
	$	$
Accounts payable	8,353	7,670
Accrued liabilities	8,486	7,021
Income tax payable	1,631	3,212
Sales tax payable	2,432	8,343
Total	20,902	26,246